SHARE CAPITAL - Additional Information (Details) - GBP (£) £ in Millions	Sep. 18, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
£325m Sterling preference shares, notional amount		£ 325	£ 325
Share premium
Disclosure of classes of share capital [line items]
Increase (decrease) in equity	£ (4,501)
Retained earnings
Disclosure of classes of share capital [line items]
Increase (decrease) in equity	£ 4,501